Investments in Associates (Tables)	6 Months Ended
Jun. 30, 2021
Descrption Of Accounting Policy For Investments In Associates [Abstract]
Schedule of investments in associated companies equity method
	Country of incorporation	Ownership
		30 June 2021	31 December 2020

Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Schedule of movement on investments in associates
	30 June 2021	31 December 2020
	USD ’000	USD ’000

Opening balance	11,583	13,062
Share of associated companies’ financial results	35	(79)
Investment properties’ fair value adjustment	(1,091)	(1,902)
Foreign exchange gain arising from revaluation of associated companies	1,314	-
Reversal of provision for contingent liabilities	-	502
Share of profit (loss) from associates	258	(1,479)
	11,841	11,583

Schedule of financial statements to the change in the price used for the valuation of the investment properties
	%	Impact on interim condensed consolidated statement of income for the increase in price per square meter	Impact on interim condensed consolidated statement of income for the decrease in price per square meter
		USD ’000	USD ’000

30 June 2021	+/- 20	3,796	(3,796)
30 June 2020	+/- 20	2,757	(2,757)